Notes Related to the Consolidated Statement of Income(Loss) - Summary of Detailed Information of Operating Income (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information of operating income [line items]
Total	€ 2,265	€ 2,965
Research tax credit [member]
Disclosure of detailed information of operating income [line items]
Total	2,247	2,016
Other Income [member]
Disclosure of detailed information of operating income [line items]
Total	€ 18	€ 950